Consolidated Statements of Crop Costs (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Crop Costs [Abstract]
Depreciation	296	305	307
Farm equipment operating costs	269	226	234
Land rental costs	64	130	202
Mulch, fertilizer and seed	271	647	924
Office, insurance and other costs	51	56	92
Salaries and wages	1,067	1,229	1,272
Small tools and supplies	14	14	19
Warehouse and dryer operations	201	234	196
Cost Of Production	2,233	2,841	3,246
Balance, beginning of year	3,149	5,549	7,486
Cost Of Production and Inventories Work In Process	5,382	8,390	10,732
Cost of crop harvested	5,382	5,071	4,630
Cost of seeds sold and available for sale			103
Write-down of ginseng crops		170	450
Balance, end of year		3,149	5,549